DERIVATIVES (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Credit Value Adjustment [Abstract]
Credit Value Adjustment Cumulative Loss			€ (92,000,000)		€ (97,100,000)
Credit Value Adjustment Cumulative Gain	158,700,000
Cash And Securities Posted As Collateral Under Derivatives Agreements	2,178,300,000		1,189,800,000
Cash And Securities Held As Collateral Under Derivatives Agreements	501,700,000		179,100,000
OTC two day cash settlement	27,000,000		38,700,000
Interest rate swaps and cross currency interestrate swaps
Derivative Instruments Gain Loss
Net gains/(losses)	(1,588,841,000)		(590,551,000)	[1]	(410,451,000)	[1]
Financial Futures [Member]
Derivative Instruments Gain Loss
Net gains/(losses)	(92,185,000)		(227,366,000)	[1]	(6,590,000)	[1]
Foreign exchange swaps
Derivative Instruments Gain Loss
Net gains/(losses)	(9,723,000)		13,433,000	[1]	51,582,000	[1]
Forward Rate Agreements [Member]
Derivative Instruments Gain Loss
Net gains/(losses)	3,829,000		(8,928,000)	[1]	3,948,000	[1]
Options [Member]
Derivative Instruments Gain Loss
Net gains/(losses)	415,621,000		(123,067,000)	[1]	(916,000)	[1]
Outright foreign exchange forwards
Derivative Instruments Gain Loss
Net gains/(losses)	96,158,000		(8,235,000)	[1]	14,696,000	[1]
Commodity Swaps And Other [Member]
Derivative Instruments Gain Loss
Net gains/(losses)	(236,000)		5,453,000	[1]	0	[1]
Cross Currency Interest Rate Swap [Member]
Derivative Assets [Abstract]
Contract / Notional amount	6,736,338,000	[2]	3,454,366,000	[1],[2]
Fair value	792,046,000	[2]	181,275,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	4,328,113,000	[2]	3,624,583,000	[1],[2]
Fair value	542,310,000	[2]	372,528,000	[1],[2]
Financial Futures
Derivative Assets [Abstract]
Contract / Notional amount	346,708,000	[2]	3,335,302,000	[1],[2]
Fair value	8,142,000	[2]	3,252,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,433,408,000	[2]	814,882,000	[1],[2]
Fair value	8,369,000	[2]	10,014,000	[1],[2]
Foreign exchange swaps
Derivative Assets [Abstract]
Contract / Notional amount	3,003,201,000	[2]	3,706,230,000	[1],[2]
Fair value	55,768,000	[2]	142,146,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,643,232,000	[2]	2,257,001,000	[1],[2]
Fair value	27,359,000	[2]	86,943,000	[1],[2]
Forward Rate Agreements [Member]
Derivative Assets [Abstract]
Contract / Notional amount	69,865,000	[2]	70,070,000	[1],[2]
Fair value	608,000	[2]	1,334,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	80,441,000	[2]	23,968,000	[1],[2]
Fair value	2,463,000	[2]	6,020,000	[1],[2]
Interest rate swaps and cross currency interestrate swaps
Derivative Assets [Abstract]
Contract / Notional amount	22,598,883,000	[2]	31,524,946,000	[1],[2]
Fair value	2,594,929,000	[2]	1,209,336,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	26,376,089,000	[2]	22,884,544,000	[1],[2]
Fair value	3,580,272,000	[2]	1,202,172,000	[1],[2]
Options [Member]
Derivative Assets [Abstract]
Contract / Notional amount	4,794,160,000	[2]	3,431,994,000	[1],[2]
Fair value	114,378,000	[2]	87,433,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	3,033,158,000	[2]	2,687,135,000	[1],[2]
Fair value	108,859,000	[2]	90,202,000	[1],[2]
Outright foreign exchange forwards
Derivative Assets [Abstract]
Contract / Notional amount	889,417,000	[2]	352,532,000	[1],[2]
Fair value	39,744,000	[2]	7,932,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,422,942,000	[2]	402,030,000	[1],[2]
Fair value	47,114,000	[2]	12,668,000	[1],[2]
Commodity Swaps And Other [Member]
Derivative Assets [Abstract]
Contract / Notional amount	1,293,000	[2]	22,041,000	[1],[2]
Fair value	285,000	[2]	1,562,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,444,000	[2]	22,571,000	[1],[2]
Fair value	239,000	[2]	1,923,000	[1],[2]
Credit Derivatives [Member]
Derivative Assets [Abstract]
Contract / Notional amount	7,803,000	[2]	0	[1],[2]
Fair value	65,000	[2]	0	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	46,820,000	[2]	0	[1],[2]
Fair value	€ 3,503,000	[2]	€ 0	[1],[2]

[1]	As restated. See Note 43 for more information.
[2]	Includes both long and short derivative positions.